Expense Example {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-09 - Fidelity Advisor® Diversified Stock Fund - Fidelity Advisor Diversified Stock Fund-Class O
Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567